Share capital - Summary of share capital (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital
Number of shares authorized	555,000,000	555,000,000		93,922,712	93,922,712
Number of shares	139,026,084		13,949,001
Share capital	$ 13,903		$ 53,240,010	$ 8,529
Class A Ordinary Shares
Share capital
Number of shares authorized	500,000,000	500,000,000
Preferred shares
Share capital
Number of shares authorized	55,000,000	55,000,000
Swvl Inc. shareholders
Share capital
Number of shares	85,285,247			85,288,744	85,288,744
Share capital	$ 8,529			$ 8,529	$ 8,529
SPAC shareholders
Share capital
Number of shares	13,949,000
Share capital	$ 1,395
Convertible notes
Share capital
Number of shares	16,125,455
Share capital	$ 1,612
PIPE Investor
Share capital
Number of shares	3,966,400
Share capital	$ 397
Other shares
Share capital
Number of shares	19,699,982
Share capital	$ 1,970